Consolidated and Combined Statements of Changes in Equity - USD ($) $ in Thousands		Total		Initial Capitalization	IPO and Private Placement	Common Stock	Common Stock Initial Capitalization	Common Stock IPO and Private Placement	Additional Paid-In Capital	Additional Paid-In Capital Initial Capitalization	Additional Paid-In Capital IPO and Private Placement	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests
Balance at the beginning of the period (Predecessor) at Dec. 31, 2014	[1]	$ 105,124												$ 0
Balance at the beginning of the period at Dec. 31, 2014	[1]	105,124
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income | Predecessor	[1]	5,717	[2],[3],[4]											368
Net income	[1]	5,349
Net transactions with iStar Inc. | Predecessor	[1]	(36,315)												0
Net transactions with iStar Inc.	[1]	(36,315)
Contributions | Predecessor	[1]	3,819												3,819
Distributions to noncontrolling interest | Predecessor	[1]	(594)												(594)
Acquisition of noncontrolling interest | Predecessor	[1]	(6,352)												(3,593)
Acquisition of noncontrolling interest	[1]	(2,759)
Balance at the end of the period (Predecessor) at Dec. 31, 2015	[1]	144,029
Balance at the end of the period at Dec. 31, 2015	[1]	144,029
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income | Predecessor	[1],[2],[3],[4]	6,615
Net income	[1]	6,615
Net transactions with iStar Inc. | Predecessor	[1]	(3,447)
Net transactions with iStar Inc.	[1]	(3,447)
Balance at the end of the period (Predecessor) at Dec. 31, 2016	[1]	154,091
Balance at the end of the period at Dec. 31, 2016	[1]	154,091
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income | Predecessor	[1],[2],[3],[4]	1,846
Net income	[1]	1,846
Net transactions with iStar Inc. | Predecessor	[1]	(220,813)
Net transactions with iStar Inc.	[1]	(220,813)
Change in accumulated other comprehensive income (loss) | Predecessor	[1]	415
Change in accumulated other comprehensive income (loss)	[1]	415
Balance at the end of the period (Predecessor) at Apr. 13, 2017	[1]	(64,461)
Balance at the end of the period at Apr. 13, 2017	[1]	(64,461)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income | The Company		(3,669)										$ (3,669)
Contributions | The Company		21,567							$ 21,567
Dividends and Distributions | The Company		(5,577)										(5,577)
Proceeds from issuance of common stock | The Company				$ 113,000	$ 250,000		$ 57	$ 125		$ 112,943	$ 249,875
Offering costs | The Company		(20,232)							(20,232)
Issuance of common stock to directors | The Company		766							766
Change in accumulated other comprehensive income (loss) | The Company		80											$ 80	0
Balance at the end of the period (The Company) at Dec. 31, 2017		355,935				$ 182			$ 364,919			$ (9,246)	$ 80	$ 0
Balance at the end of the period at Dec. 31, 2017		$ 0

[1]	The combined statements of changes in equity prior to April 14, 2017 represent the activity of Safety, Income & Growth Inc. Predecessor.
[2]	The combined statements of cash flows prior to April 14, 2017 represent the activity of Safety, Income & Growth Inc. Predecessor.
[3]	The combined statements of comprehensive income prior to April 14, 2017 represent the activity of Safety, Income & Growth Inc. Predecessor.
[4]	The combined statements of operations prior to April 14, 2017 represent the activity of Safety, Income & Growth Inc. Predecessor.